2. Liquidity and Financial Condition (June 2018 Note) (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 06, 2018	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Net income (loss)		$ (3,458,000)	$ (3,508,000)	$ (14,328,000)	$ 9,274,000
Accumulated deficit		(160,898,000)		(157,440,000)	(143,101,000)
Working capital		10,511,000		12,993,000	19,355,000
Proceeds from sale of stock, net		$ 916,000	$ 0	$ 5,468,000	$ 0
At Market Issuance [Member]
Stock issued new, shares		245,132
Proceeds from sale of stock, gross		$ 946,000
Proceeds from sale of stock, net		$ 916,000
At Market Issuance [Member] | Subsequent Event [Member]
Stock issued new, shares	6,695
Proceeds from sale of stock, gross	$ 16,000
Proceeds from sale of stock, net	$ 15,500